Stock Compensation Plans - Schedule of Stock-based Compensation Expense for Stock Awards Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense			$ 3,097	$ 3,643	$ 5,480	$ 4,678	$ 4,029
Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ (241)	$ 1,191	2,891	3,587	5,387	4,509	3,424
Employees and Directors | Research and Development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	(474)	414	299	1,244	1,645	1,758	1,412
Employees and Directors | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	233	777	2,592	2,343	3,742	2,751	2,012
Non-Employees
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	(22)	33	206	56	93	169	605
Non-Employees | Research and Development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	(11)	$ 33	80	$ 56	$ 93	153	490
Non-Employees | General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ (11)		$ 126			$ 16	$ 115